Preferred and Common Stock (Details) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended				6 Months Ended	11 Months Ended	12 Months Ended
	Feb. 07, 2019 shares	Mar. 31, 2019 USD ($) shares	Jun. 30, 2018 USD ($) shares	Mar. 31, 2018 USD ($) shares	Mar. 30, 2011 shares	Jun. 30, 2019 USD ($) $ / shares shares	Dec. 13, 2018 shares	Dec. 31, 2018 $ / shares shares	Feb. 28, 2018 USD ($)
Preferred Stock
Preferred stock shares authorized						10,000,000		10,000,000
Preferred stock - par value | $ / shares						$ 0.0001		$ 0.0001
Common Stock
Common stock shares authorized						250,000,000		250,000,000
Common stock - par value | $ / shares						$ 0.0001		$ 0.0001
Acquisition of treasury stock, cost | $		$ 366	$ 1,441	$ 4,115
Common stock shares issued						13,728,371		13,280,927
Common stock shares outstanding						13,728,371		13,280,927
Common Stock
Conversion of Stock, Shares issued	511,733
Common Stock
Acquisition of treasury stock, shares		64,289	122,796	334,784
Acquisition of treasury stock, cost | $		$ 0
Common Stock | Merger Agreement with Navios Midstream
Stock for units exchange ratio							0.42
Business Acquisition, Number of shares issued							3,683,284
Common Stock | Share Repurchase Program
Common Stock
Stock repurchase program, Authorized amount | $									$ 25,000
Stock repurchase program, Period in Force						2 years
Acquisition of treasury stock, shares						735,251
Cancellation of shares						735,251
Acquisition of treasury stock, cost | $						$ 7,493
Common Stock | Exchange Agreement, Navios Holdings
Conversion of Stock, Shares converted					511,733
Series C Convertible Preferred Stock
Preferred Stock
Preferred stock shares issued						0		1,000
Preferred stock shares outstanding						0		1,000
Series C Convertible Preferred Stock | Exchange Agreement, Navios Holdings
Conversion of Stock, Shares issued					1,000
Preferred Stock
Conversion of Stock, Shares converted		1,000
Restricted Stock | Directors and/or officers | Share-based awards, 2018
Share Based Compensation
Stock based compensation - restricted shares issued								129,269
Vesting period								4 years